Financial risk management objectives and policies - Financial Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 58,096	$ 57,937
Assets at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	324,154	122,569
Assets at amortized cost | Trade receivables, net
Disclosure of detailed information about financial instruments [line items]
Financial assets	54,308	48,119
Assets at amortized cost | Other receivables, net
Disclosure of detailed information about financial instruments [line items]
Financial assets	58,096	57,937
Assets at amortized cost | Other asstes, non-current
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Assets at amortized cost | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Assets at amortized cost | Derivative credit support payments
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	4,389
Assets at amortized cost | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	211,750	12,124
Assets at FVPL
Disclosure of detailed information about financial instruments [line items]
Financial assets	37,185	10,785
Assets at FVPL | Trade receivables, net
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Assets at FVPL | Other receivables, net
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Assets at FVPL | Other asstes, non-current
Disclosure of detailed information about financial instruments [line items]
Financial assets	9,139	10,076
Assets at FVPL | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets	28,046	709
Assets at FVPL | Derivative credit support payments
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Assets at FVPL | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 0	$ 0